PIMCO REALPATH Blend 2040 Fund Expense Example - PIMCO REALPATH Blend 2040 Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	480
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	629
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	984
Expense Example, with Redemption, 10 Years	$ 1,518